Share capital, stock options and other stock-based plans - Stock-based compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 1,357	$ 2,630
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	63	26
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	229	570
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	895	1,806
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Compensation expense	$ 170	$ 228